Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Payments under Long-Term Purchase Obligations
The aggregate amount of payments required under such obligations at December 31, 2019, is as follows:

(THOUSANDS)	CLECO POWER	CLECO
For the year ending Dec. 31,
2020	$28,741	$89,490
2021	29,832	35,986
2022	18,025	19,311
2023	7,751	8,782
2024	7,740	9,829
Thereafter	13,242	14,474
Total long-term purchase obligations	$105,331	$177,872